Post-employee benefit plans - Components of Post-Employment Benefit (Obligations) Assets (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	$ (1,349)
Interest on obligations	(46)	$ (63)
Actuarial gains (losses)	732	191
Post-employment benefit obligations, December 31	(685)	(1,349)
Post-employment benefit assets	1,277	558
Post-employment benefit obligations	(1,962)	(1,907)
Experience gains (losses) included in actuarial gains	2,613	2,525
Actual return on plan assets	$ 3,434	$ 3,633
Actual return on plan assets percent	13.70%	16.00%
Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	$ (27,179)	$ (24,873)
Current service cost	(221)	(196)
Interest on obligations	(828)	(927)
Actuarial gains (losses)	(1,920)	(2,578)
Benefit payments	1,409	1,403
Employee contributions	(10)	(10)
Other	0	2
Post-employment benefit obligations, December 31	(28,749)	(27,179)
Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	25,850	23,358
Interest on obligations	782	864
Actuarial gains (losses)	2,652	2,769
Benefit payments	(1,409)	(1,403)
Employer contributions	244	252
Employee contributions	10	10
Post-employment benefit obligations, December 31	28,129	25,850
Plan asset (deficit)
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(1,329)
Post-employment benefit obligations, December 31	(620)	(1,329)
Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(20)
Post-employment benefit obligations, December 31	(65)	(20)
DB PENSION PLANS
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(140)
Current service cost	(219)	(193)
Interest on obligations	(10)	(19)
Post-employment benefit obligations, December 31	571	(140)
Post-employment benefit assets	1,277	558
Post-employment benefit obligations	(706)	(698)
DB PENSION PLANS | Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(25,650)	(23,404)
Current service cost	(219)	(193)
Interest on obligations	(782)	(872)
Actuarial gains (losses)	(1,830)	(2,498)
Benefit payments	1,342	1,326
Employee contributions	(10)	(10)
Other	0	1
Post-employment benefit obligations, December 31	(27,149)	(25,650)
DB PENSION PLANS | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	25,530	23,071
Interest on obligations	772	853
Actuarial gains (losses)	2,632	2,742
Benefit payments	(1,342)	(1,326)
Employer contributions	183	180
Employee contributions	10	10
Post-employment benefit obligations, December 31	27,785	25,530
DB PENSION PLANS | Plan asset (deficit)
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(120)
Post-employment benefit obligations, December 31	636	(120)
DB PENSION PLANS | Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(20)
Post-employment benefit obligations, December 31	(65)	(20)
OPEB PLANS
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(1,209)
Current service cost	(2)	(3)
Interest on obligations	(36)	(44)
Post-employment benefit obligations, December 31	(1,256)	(1,209)
Post-employment benefit assets	0	0
Post-employment benefit obligations	(1,256)	(1,209)
OPEB PLANS | Benefit obligations
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(1,529)	(1,469)
Current service cost	(2)	(3)
Interest on obligations	(46)	(55)
Actuarial gains (losses)	(90)	(80)
Benefit payments	67	77
Employee contributions	0	0
Other	0	1
Post-employment benefit obligations, December 31	(1,600)	(1,529)
OPEB PLANS | Plan assets
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	320	287
Interest on obligations	10	11
Actuarial gains (losses)	20	27
Benefit payments	(67)	(77)
Employer contributions	61	72
Employee contributions	0	0
Post-employment benefit obligations, December 31	344	320
OPEB PLANS | Plan asset (deficit)
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	(1,209)
Post-employment benefit obligations, December 31	(1,256)	(1,209)
OPEB PLANS | Effect of asset limit
Disclosure of net defined benefit liability (asset) [line items]
Post-employment benefit obligations, January 1	0
Post-employment benefit obligations, December 31	$ 0	$ 0